Johnson Institutional Intermediate Bond Fund (Prospectus Summary) | Johnson Institutional Intermediate Bond Fund
Johnson Institutional Intermediate Bond Fund
INVESTMENT OBJECTIVE
A high level of income over the long term consistent with preservation of capital.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class I	Class F
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class I	Class F
Management Fees		0.30%	0.30%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Total Annual Fund Operating Expenses		0.30%	0.55%
Fee Waiver	[1]	(0.05%)	(0.15%)
Total Annual Fund Operating Expenses after Waiver		0.25%	0.40%
[1]	Effective May 1, 2019, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Intermediate Bond Fund, at least through April 30, 2020, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2020. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2020 for the Class F Shares.

EXAMPLE
Expense Example - - - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	26	91	164	376
Class F	41	161	292	675

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39.66% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES

The Fund's strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund normally will maintain a dollar weighted average duration between 3 and 5 years. To the extent consistent with the Fund's objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk - The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk - The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk - The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Mortgage-Backed Securities Risks - Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk - Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Annual Total Return for the Johnson Institutional Core Bond Fund as of December 31 of each year
The bar chart shows changes in the Fund's Class I returns from year to year for the last 10 years.

During the period shown, the highest return for a calendar quarter was 3.64% in the third quarter of 2009, and the lowest return was -2.27 in the second quarter of 2013.
Average Annual Total Returns For the Periods ended December 31, 2018
Average Annual Total Returns - -	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class I	Return Before Taxes	0.42%	2.39%	3.40%
Class I | After Taxes on Distributions	Return After Taxes on Distributions	(0.70%)	1.31%	2.09%
Class I | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.24%	1.36%	2.15%
Barclay’s Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	Barclay’s Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.86%	2.90%

The Barclays Capital U.S. Intermediate U.S. Government/ Credit Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.